SUPPLEMENT TO THE PROSPECTUSES
                           DATED DECEMBER 15, 1998 OF
                                  MENTOR FUNDS

                          Mentor Money Market Portfolio
                  Mentor U.S. Government Money Market Portfolio
                    Mentor Tax-Exempt Money Market Portfolio
                                  (the "Funds")


1. Effective October 29, 1999, the Funds will change their names as follows:

Current Fund Name             New Fund Name
------------------------      -----------------------
Mentor Money                  Evergreen Reserve Money
    Market Portfolio              Market Fund

Mentor U.S.                   Evergreen Reserve U.S.
    Government Money              Government Money
    Market Portfolio              Market Fund

Mentor Tax-Exempt             Evergreen Reserve
    Money Market                  Tax-Exempt Money Market
    Portfolio                     Fund




                                          551059   10/99

October 29, 1999